Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (113,056)	$ (35,103)	$ (27,137)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest expense - paid in kind	8,817	6,462	9,369
Depreciation and amortization	10,321	5,815	1,880
Stock-based compensation expense	19,673	2,495	899
Amortization of debt issuance costs and original issue discount	2,050	0	0
Amortization of premiums and accretion of discounts on held-to-maturity securities, net	1,224	566	90
Provision for doubtful accounts	1,230	424	210
Deferred income taxes	794	739	277
Realized (gain) loss on sale of investments	(952)	(146)	6
Net unrealized loss (gain) on equity securities	119	(54)	(217)
(Gain) loss on disposal of fixed assets and title plants	(10)	(345)	56
Change in fair value of warrant and Sponsor Covered Shares liabilities	(6,691)	0	0
Change in operating assets and liabilities:
Accounts receivable	(2,149)	(2,243)	1,565
Prepaid expenses, deposits and other assets	(6,214)	(2,261)	(591)
Accounts payable	304	2,209	(5,055)
Accrued expenses and other liabilities	17,744	5,126	12,036
Liability for loss and loss adjustments expenses	10,467	7,042	3,492
Net cash used in operating expenses	(56,329)	(9,274)	(3,120)
Cash flow from investing activities:
Purchase of Acquired Business of NATG, net of cash acquired	0	0	37,270
Acquisition of FTS Agency	0	0	(1,725)
Proceeds from sales, calls and maturities of investments: Held-to-maturity	33,535	18,408	42,191
Proceeds from sales, calls and maturities of investments: Available-for-sale	7,817	0	1,013
Proceeds from sales of investments: Equity securities	2,000	0	0
Proceeds from sales and principal repayments of investments: Mortgage loans	958	390	3,473
Purchase of investments: Held-to-maturity	(36,241)	(65,403)	(9,489)
Purchase of investments: Available-for-sale	0	0	(4,142)
Purchase of investments: Equity securities	0	(1,000)	0
Proceeds from sales of fixed assets	306	0	0
Purchases of fixed assets	(32,169)	(17,013)	(6,990)
Proceeds from sale of title plants and dividends from title plants	666	1,585	0
Net cash used in investing activities	(23,128)	(63,033)	61,601
Cash flow from financing activities:
Proceeds from issuance of senior secured credit agreement	150,000	0	0
Borrowing on loan from a related party	0	0	4,000
Repayments on loan from a related party	(65,532)	(28,431)	(13,368)
Debt issuance costs	(579)	0	0
Exercise of stock warrants	48	0	0
Exercise of stock options	3,244	391	186
Redemptions of redeemable common and preferred stock	(294,856)	0	0
Net proceeds from Business Combination and PIPE Investment	624,952	0	0
Payment of costs directly attributable to the issuance of common stock in connection with Business Combination and PIPE investment	(66,014)	0	0
Net cash provided by financing activities	351,263	42,661	67,281
Net change in cash and cash equivalents and restricted cash	271,806	(29,646)	125,762
Cash and cash equivalents and restricted cash at the beginning of period	112,022	141,668	15,906
Cash and cash equivalents and restricted cash at the end of period	383,828	112,022	141,668
Supplemental cash flow disclosures:
Cash paid for interest	7,320	7	10
Cash paid for income taxes	135	240	0
Supplemental disclosure of non-cash investing and financing activities:
Unrealized gains (loss) on available-for-sale debt securities	(179)	176	510
Conversion of convertible notes to Series A-1 preferred stock and Series A-2 preferred stock	0	0	22,533
Promissory note issued in conjunction with acquisition of joint venture	0	0	500
Issuance of penny warrants related to the senior secured credit agreement	(18,519)	0	0
Warrant liabilities recognized in conjunction with the Business Combination	19,240	0	0
Net liabilities assumed in the Business Combination	9,517	0	0
Preferred Stock Series B
Cash flow from financing activities:
Proceeds from issuance of Series B and Series C preferred stock, net of financing costs	0	0	24,950
Preferred Stock Series C
Cash flow from financing activities:
Proceeds from issuance of Series B and Series C preferred stock, net of financing costs	$ 0	$ 70,701	$ 51,513